Share-based payments - Rollforward of outstanding shares (Details)	12 Months Ended
	Dec. 31, 2024 equityInstrument € / shares	Dec. 31, 2023 equityInstrument € / shares	Dec. 31, 2022 equityInstrument € / shares
Performance shares
Share-based payment
Balance at beginning of year (in shares)	43,346,804	63,747,848	79,827,008
Granted (in shares)	19,202,484	15,207,400	12,661,300
Forfeited (in shares)	(3,589,329)	(3,916,744)	(2,450,396)
Vested (in shares)	(15,223,017)	(31,691,700)	(26,290,064)
Balance at end of year (in shares)	43,736,942	43,346,804	63,747,848
Weighted average grant date fair value (EUR per share) | € / shares	€ 3.65	€ 3.10	€ 3.49
Restricted shares
Share-based payment
Balance at beginning of year (in shares)	94,675,940	54,527,628	26,763,693
Granted (in shares)	57,602,936	45,322,400	32,238,100
Forfeited (in shares)	(5,471,235)	(1,998,801)	(1,695,734)
Vested (in shares)	(23,834,342)	(3,175,287)	(2,778,431)
Balance at end of year (in shares)	122,973,299	94,675,940	54,527,628
Weighted average grant date fair value (EUR per share) | € / shares	€ 3.48	€ 3.36	€ 4.15